DIGITAL ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Digital Assets
Approximate number of TON Tokens held	$ 519,459
TON Tokens, fair value (in thousands)	1,408
Approximate number of Bitcoin Tokens held	4
Bitcoin Tokens, fair value (in thousands)	410
Digital assets, fair value (in thousands)	$ 1,818